Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.419% Senior Notes due 2033
Amount Registered | shares	2,249,998,000
Maximum Aggregate Offering Price	$ 2,249,998,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 344,474.69
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.469% Senior Notes due 2034
Amount Registered | shares	3,250,000,000
Maximum Aggregate Offering Price	$ 3,250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 497,575.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.